Investment Securities - Schedule of Realized Gain (Loss) From Available-for-sale Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments [Abstract]
Gross realized gains on sales of investment securities available for sale	$ 0	$ 0	$ 33
Gross realized losses on sales of investment securities available for sale	(26)	0	0
Net realized (losses) gains on sales of investment securities available for sale	$ (26)	$ 0	$ 33